Redeemable Convertible Preferred Stock Warrant Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Schedule of Outstanding Redeemable Convertible Preferred Stock Warrant Liabilities
The key terms of the redeemable convertible preferred stock warrant liabilities as of December 31, 2020 are summarized in the following table:

	Number of shares as of		Exercise Price	Expiration
Exercisable into:	June 30, 2021	December 31, 2020
Series A-2 redeemable convertible preferred stock	–	862,471	$0.4996	September 30, 2021
Series C-1 redeemable convertible preferred stock	–	1,124,877	0.5289	November 16, 2021
Series D redeemable convertible preferred stock	–	1,762,810	0.7091	October 31, 2021

Total	–	3,750,158

The key terms of the outstanding redeemable convertible preferred stock warrant liabilities as of December 31, 2019 are summarized in the following table:

	Number of shares as of December 31,		Exercise Price	Expiration
Exercisable into:	2019	2020
Series A-2 redeemable convertible preferred stock	1,248,551	862,471	$0.4996	March 31, 2021
Series B redeemable convertible preferred stock	378,111	–	0.8737	September 3, 2020
Series C-1 redeemable convertible preferred stock	1,124,877	1,124,877	0.5289	November 16, 2021
Series D redeemable convertible preferred stock	–	1,762,810	0.7091	October 31, 2030

Total	2,751,539	3,750,158